Patent and Technology License Agreements (Details) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Aug. 31, 2024	Mar. 31, 2025	Sep. 30, 2024	Mar. 28, 2025
Patent and Technology License Agreements [Line Items]
Fair value of in process research and development	$ 33,400,000
Development milestone payments	33,400,000	$ 27,500,000	$ 70,000,000
Commercial sales milestones		$ 300,000,000	$ 300,000,000
Net sales percentage		50.00%	50.00%
Net product sales payment		$ 22,000,000	$ 22,000,000
Reimburse amount		2,650,000	2,650,000
Remaining balance license payable	$ 5,000,000
Aggregate amount of milestone payments				$ 2,535,318
Final payment				$ 2,197,892
Rate percentage				2.00%
License Agreement with Eisai [Member]
Patent and Technology License Agreements [Line Items]
Paying an extension fee		10,000,000	10,000,000
Aggregate amount of milestone payments				$ 2,350,000
In Process Research and Development [Member]
Patent and Technology License Agreements [Line Items]
Fair value of in process research and development			40,000,000
Development milestone payments		70,000,000
Upfront payment		40,000,000
License Agreement [Member]
Patent and Technology License Agreements [Line Items]
Development milestone payments		5,900,000	5,900,000
Licensed Territory [Member]
Patent and Technology License Agreements [Line Items]
Commercial sales milestones			7,000,000
Dr. Reddy’s [Member]
Patent and Technology License Agreements [Line Items]
Development milestone payments		22,500,000	$ 40,000,000
Dr. Reddy’s [Member] | In Process Research and Development [Member]
Patent and Technology License Agreements [Line Items]
Development milestone payments		$ 40,000,000
Minimum [Member]
Patent and Technology License Agreements [Line Items]
Net sales percentage		10.00%
Minimum [Member] | Dr. Reddy’s [Member]
Patent and Technology License Agreements [Line Items]
Net sales percentage		10.00%
Maximum [Member]
Patent and Technology License Agreements [Line Items]
Net sales percentage		15.00%
Maximum [Member] | Dr. Reddy’s [Member]
Patent and Technology License Agreements [Line Items]
Net sales percentage		15.00%